Segment Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution, and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 2, and the selected accounting policies mentioned in Note 3 of these Consolidated Financial Statements are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, spin readiness and separation costs, transformation costs, fair value adjustments of contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs. For a portion of the historical comparative periods only, the related corporate function costs were allocated to Alcon from its Former Parent.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at FVPL, net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal settlements, integration related expenses and other income and expense items not attributed to a specific segment.
Certain income and expense items, primarily related to fair value adjustments of contingent consideration liabilities and option rights and integration related expenses, previously included in segment contribution in the prior year periods have been reclassified to conform with reporting of segment contribution to the CODM in the current period. The reclassifications resulted in an increase in Surgical and Vision Care segment contribution of $34 million and $17 million, respectively, in the year ended December 31, 2019 and an increase in Surgical and Vision Care segment contribution of $33 million and $6 million, respectively, in t    he year ended December 31, 2018.
Segmentation - Consolidated income statement

	Surgical		Vision Care		Company
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	3,710	4,174	3,053	3,188	6,763	7,362
Other revenues	—	—	70	146	70	146
Net sales and other revenue	3,710	4,174	3,123	3,334	6,833	7,508
Segment contribution	672	957	419	580	1,091	1,537
Amortization of intangible assets					(1,078)	(1,084)
Impairment charges on intangible assets					(167)	—
General & administration (corporate)					(232)	(216)
Separation costs					(217)	(237)
Spin readiness costs					—	(72)
Transformation costs					(49)	(52)
Fair value adjustments of contingent consideration liabilities					63	75
Past service costs for post-employment benefit plan amendments					154	(2)
Other					(47)	(136)
Operating (loss)					(482)	(187)
Interest expense					(124)	(113)
Other financial income & expense					(29)	(32)
(Loss) before taxes					(635)	(332)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Total
($ millions)	2020	2019	2020	2019	2020	2019	2020	2019
Depreciation of property, plant & equipment	(122)	(112)	(171)	(155)	—	—	(293)	(267)
Depreciation of right-of-use assets	(47)	(42)	(32)	(24)	—	—	(79)	(66)
Impairment charges on property, plant & equipment, net	(6)	(3)	—	(5)	—	—	(6)	(8)
Equity-based compensation	(55)	(55)	(45)	(44)	(13)	(15)	(113)	(114)

	Surgical		Vision Care		Company
($ millions)	2019	2018	2019	2018	2019	2018
Net sales to third parties	4,174	3,999	3,188	3,150	7,362	7,149
Sales to former parent	—	2	—	2	—	4
Other revenues	—	—	146	—	146	—
Net sales and other revenues	4,174	4,001	3,334	3,152	7,508	7,153
Segment contribution	957	846	580	600	1,537	1,446
Amortization of intangible assets					(1,084)	(1,019)
Impairment charges on intangible assets					—	(378)
General & administration (corporate)					(216)	(206)
Separation costs					(237)	—
Spin readiness costs					(72)	(32)
Transformation costs					(52)	—
Fair value adjustments of contingent consideration liabilities					75	62
Past service costs for post-employment benefit plan amendments					(2)	(1)
Other					(136)	(120)
Operating (loss)					(187)	(248)
Interest expense					(113)	(24)
Other financial income & expense					(32)	(28)
(Loss) before taxes					(332)	(300)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Company
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Depreciation of property, plant & equipment	(112)	(114)	(155)	(125)	—	—	(267)	(239)
Depreciation of right-of-use assets	(42)	—	(24)	—	—	—	(66)	—
Impairment charges on property, plant & equipment, net	(3)	(1)	(5)	(1)	—	—	(8)	(2)
Equity-based compensation(1)	(55)	(45)	(44)	(36)	(15)	(12)	(114)	(93)
(1)Equity-based compensation not allocated to segments in 2018 reflects an estimate of the allocation for corporate functions in the historical period based on 2019 actual percentages.
Net sales by segment

($ millions)	2020	2019	2018

Surgical
Implantables	1,126	1,210	1,136
Consumables	1,952	2,304	2,227
Equipment/other	632	660	636
Total Surgical	3,710	4,174	3,999
Vision Care
Contact lenses	1,838	1,969	1,928
Ocular health	1,215	1,219	1,222
Total Vision Care	3,053	3,188	3,150
Net sales to third parties	6,763	7,362	7,149
Geographical information
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2020, 2019 and 2018, and for selected non-current assets at December 31, 2020 and 2019:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2020		2019		2018		2020		2019

Country
United States	2,975	44%	3,055	41%	2,942	41%	10,309	47%	10,559	47%
International	3,788	56%	4,307	59%	4,207	59%	11,476	53%	12,014	53%
thereof:
Switzerland (country of domicile)	55	1%	56	1%	57	1%	9,737	45%	10,486	46%
Japan	650	10%	656	9%	593	8%	63	—%	66	—%
China	383	6%	377	5%	341	5%	16	—%	18	—%
Other	2,700	40%	3,218	44%	3,216	45%	1,660	8%	1,444	6%
Company total	6,763	100%	7,362	100%	7,149	100%	21,785	100%	22,573	100%
(1)International percentages may not sum due to rounding
(2)Net sales from operations by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.
No customer accounted for 10% or more of Alcon's net sales.